First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
SENIOR LOANS (a) - 92.7%

Advertising - 1.7%
MH Sub I / Indigo / WebMD Health (fka Micro holdings / Internet Brands), 2023 May Incremental Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.10%, 5/3/2028	6,926,374	6,890,737
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), First Out New Money Term Loan - First Lien
(SOFR 3 month + 5.00%), 10.38%, 7/15/2028	921,281	925,118
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), Second Out Term Loan - First Lien
(SOFR 3 month + 5.50%), 10.88%, 10/15/2028	3,349,869	3,109,114
WH Borrower, LLC (aka WHP Global), 2024-2 Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.79%, 2/15/2027 ‡	856,713	856,713
WH Borrower, LLC (aka WHP Global), Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 10.79%, 2/15/2027	2,816,727	2,812,038
		14,593,720
Aerospace & Defense - 0.9%
Amazon Holdco Inc. (Amentum), Term Loan B 07/2024 - First Lien
7/29/2031 (b)	3,000,000	2,994,375
Chromalloy Corp., Term Loan - First Lien
(SOFR 3 month + 3.75%), 9.08%, 3/27/2031	2,992,500	2,849,817
MAG DS Corp., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.20%, 4/1/2027 (c)(d)	1,967,511	1,860,115
		7,704,307
Agricultural & Farm Machinery - 0.1%
Hydrofarm Holdings Group, Inc., Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.46%, 10/25/2028 ‡(c)(d)	1,172,317	961,300

Air Freight & Logistics - 0.4%
Air Buyer Inc. (Condata Global), Term Loan - First Lien
(SOFR 3 month + 5.25%), 10.53%, 7/23/2030 ‡(c)(d)(e)	3,311,258	3,267,550

Airlines - 0.5%
AAdvantage Loyalty IP Ltd., Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.75% Floor), 10.29%, 4/20/2028	3,750,000	3,860,925

Alternative Carriers - 0.2%
Zayo Group Holdings, Inc., 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.50% Floor), 9.10%, 3/9/2027	2,280,856	2,108,800

Apparel Retail - 0.2%
Lids Holdings, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.61%, 12/14/2026 ‡(c)	2,000,467	1,987,964

Apparel, Accessories & Luxury Goods - 1.4%
Outerstuff LLC, 2023 Extended Closing Date Loan - First Lien
(SOFR 3 month + 7.50%, 2.50% Floor), 14.10%, 12/31/2027	7,823,337	7,429,745
Rachel Zoe, Inc., Second Amendment Tranche A Loan - First Lien
(SOFR 3 month + 7.66%, 3.00% Floor), 12.94%, 10/9/2026 ‡(c)(d)(e)	373,303	373,303
Rachel Zoe, Inc., Tranche A Loan - First Lien
(SOFR 3 month + 7.66%, 3.00% Floor), 12.99%, 10/13/2026 ‡(c)(d)(e)	1,150,815	1,150,815
TR Apparel, LLC, Term Loan - First Lien
(SOFR 1 month + 9.00%, 2.00% Floor), 13.84%, 6/21/2027 ‡(c)(d)(e)	3,220,109	3,220,109
		12,173,972

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Application Software - 5.5%
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 5.00%, 0.75% Floor), 10.25%, 7/22/2029 ‡(c)(e)	2,655,217	2,588,837
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan - First Lien
(PRIME 3 month + 4.00%), 12.50%, 7/22/2028 ‡(c)(e)	45,435	44,299
AppHub LLC, Delayed Draw Tem Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.99%, 9/29/2028 ‡(c)(e)	365,863	365,863
AppHub LLC, June 2024 Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.49%, 9/29/2028 ‡(c)(e)	2,042,193	2,042,193
AppHub LLC, Term Loan - First Lien
(SOFR 6 month + 5.50%, 1.00% Floor), 10.00%, 9/29/2028 ‡(c)(d)(e)	2,655,580	2,655,580
Apryse Software Corp. (PDFTron), 2024 Refinancing Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 10.25%, 7/15/2027 ‡(c)(d)(e)	6,687,075	6,687,075
Boxer Parent Co. Inc. (BMC Software) (Banff Merger Sub), 2031 New Dollar Term Loan - First Lien
7/30/2031 (b)	5,000,000	4,996,025
CMI Marketing, Inc. (AdThrive), Initial Term Loan 2021 - First Lien
(SOFR 1 month + 4.25%), 9.21%, 3/23/2028	522,131	520,173
EagleView Technology Corp., Term Loan - First Lien
(SOFR 3 month + 3.50%), 8.37%, 8/14/2025	3,467,305	3,318,731
Enverus Holdings, Inc., Class A Revolving Credit Loan - First Lien
(SOFR 1 month + 5.50%, 0.75% Floor), 10.35%, 12/24/2029 ‡(c)	18,689	18,128
Enverus Holdings, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 5.50%, 0.75% Floor), 10.35%, 12/24/2029 ‡(c)	3,828,893	3,838,465
ETA Australia Holdings III Pty Ltd. (MYOB), Initial U.S. Term Loan - First Lien
(SOFR 1 month + 4.00%), 8.85%, 5/6/2026	1,402,040	1,386,491
Help/Systems Holdings, Inc. (Fortra), Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.75% Floor), 8.95%, 11/19/2026	989,637	946,341
Mitchell International, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.25%), 8.50%, 6/17/2031 (b)	6,612,494	6,523,523
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.20%, 11/17/2028 ‡(c)(d)(e)	3,262,813	3,262,813
Sunshine Software Merger Sub Inc. (Cornerstone OnDemand), Initial Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.50% Floor), 8.71%, 10/16/2028	989,848	929,838
TMA Buyer, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.45%, 9/30/2027 ‡(c)(e)	145,609	140,149
TMA Buyer, LLC, Revolving Credit Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.71%, 9/30/2027 ‡(c)(e)	46,196	44,463
TMA Buyer, LLC, Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.25%, 9/30/2027 ‡(c)(d)(e)	1,223,270	1,177,398
Upland Software, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 3.75%), 8.70%, 8/6/2026	2,524,925	2,460,047
Veracode (Mitnick Corporate Purchaser Inc.), Initial Term Loan - First Lien
(SOFR 3 month + 4.50%, 0.50% Floor), 9.85%, 5/2/2029	2,940,000	2,628,551
		46,574,983

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Asset Management & Custody Banks - 1.5%
Advisor Group Holdings Inc. (Osaic Holdings), Term B-3 Loan - First Lien
(SOFR 1 month + 4.00%), 9.25%, 8/17/2028	2,985,019	2,956,557
Apella Capital LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.56%, 3/1/2029 ‡(c)(e)	200,000	196,250
Apella Capital LLC, Initial Term Loan - First Lien
(PRIME 3 month + 5.50%), 13.50%, 3/1/2029 ‡(c)(d)(e)	1,266,825	1,243,072
Apella Capital LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.29%, 3/1/2029 ‡(c)(e)	200,000	196,250
GTCR Everest Borrower LLC (AssetMark), Term Loan B - First Lien
6/3/2031 (b)	3,000,000	2,968,590
Oak Point Partners, LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.20%, 12/1/2027 ‡(c)(d)(e)	2,501,281	2,488,774
Orion Group Holdco, LLC, First Amendment Incremental Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.60%, 3/19/2027 ‡(c)(d)(e)	884,707	884,707
Orion Group Holdco, LLC, First Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.60%, 3/19/2027 ‡(c)(d)(e)	2,148,227	2,148,227
		13,082,427
Auto Parts & Equipment - 2.1%
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien
(PRIME 1 month + 5.25%), 13.75%, 12/19/2025 ‡(c)(d)(e)	3,557	3,557
(SOFR 1 month + 6.25%, 1.00% Floor), 11.20%, 12/19/2025 ‡(c)(d)(e)	1,401,550	1,401,550
First Brands Group, LLC, 2022-II Incremental Term Loan - First Lien
(SOFR 3 month + 5.00%), 10.51%, 3/30/2027 (b)	781,178	774,343
Hertz Corp., The, 2023 Incremental Term Loan - First Lien
(SOFR 1 month + 3.75%), 8.61%, 6/30/2028	3,628,194	3,259,714
Hertz Corp., The, Initial Term B Loan - First Lien
(SOFR 1 month + 3.50%), 8.88%, 6/30/2028	1,127,752	1,011,769
Hertz Corp., The, Initial Term C Loan - First Lien
(SOFR 1 month + 3.50%), 8.46%, 6/30/2028	219,677	197,085
Power Stop, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 9.91%, 1/26/2029	11,134,198	10,749,121
		17,397,139
Brewers - 2.1%
City Brewing Co., LLC, First-Out Closing Date Exchanging Term Loan - First Lien
(SOFR 3 month + 3.50%, 0.75% Floor), 9.06%, 4/5/2028 ‡	8,216,749	6,737,734
City Brewing Co., LLC, First-Out New Money Term Loan - First Lien
(SOFR 3 month + 6.25%), 11.55%, 4/5/2028 ‡	7,145,497	6,323,765
City Brewing Co., LLC, Second-Out Closing Date Exchanged Term Loan - First Lien
(SOFR 3 month + 3.50%), 10.56%, 4/5/2028 ‡	8,526,985	4,497,985
		17,559,484
Broadcasting - 1.3%
Allen Media, LLC, Initial Term Loan 2021 - First Lien
(SOFR 3 month + 5.50%), 10.25%, 2/10/2027	1,948,972	1,277,190
Learfield Communications, LLC (A-L Parent LLC), 2023 Term Loan - First Lien
(SOFR 1 month + 5.50%, 2.00% Floor), 10.35%, 6/30/2028	787,497	787,662
Terrier Media Buyer Inc. (Cox Media Group), 2021 Term B Loan - First Lien
(SOFR 3 month + 3.50%), 8.20%, 12/17/2026	9,922,680	8,787,179
		10,852,031

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Casinos & Gaming - 0.7%
Jack Ohio Finance (Jack Entertainment), Initial Term Loan - First Lien
(SOFR 1 month + 4.75%, 0.75% Floor), 9.71%, 10/4/2028	978,552	981,610
PCI Gaming Authority, Term B Facility Loan - First Lien
7/18/2031 (b)	4,987,500	4,964,807
		5,946,417
Commercial Printing - 0.1%
Anthology / Blackboard (Astra AcquisitionCorp.; BruinMergerCoInc.), Initial Tranche B Term Loan - First Lien
(SOFR 3 month + 5.25%, 2.00% Floor), 9.85%, 10/25/2028 (d)	3,995,900	832,486
		832,486
Commodity Chemicals - 0.1%
A&A Global Imports, LLC, First Out Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor, 6.50% PIK), 11.77%, 6/1/2026 ‡(c)(d)(e)	923,521	803,463
A&A Global Imports, LLC, Last Out Term Loan - First Lien
(SOFR 3 month + 8.50%, 1.00% Floor, 8.50% PIK), 13.77%, 6/1/2026 ‡(c)(d)(e)	1,037,909	—
A&A Global Imports, LLC, New Revolving Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.70%, 6/1/2026 ‡(c)(e)	3,257	3,258
(PRIME 1 month + 5.50%), 14.00%, 6/1/2026 ‡(c)(e)	18,518	18,521
		825,242
Communications Equipment - 0.4%
SonicWall US Holdings Inc., Initial Term Loan - Second Lien
(SOFR 3 month + 7.50%), 12.25%, 5/18/2026	3,855,000	3,592,378

Construction & Engineering - 0.3%
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Closing Date Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.02%, 12/15/2028 ‡(c)(d)(e)	954,110	935,027
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.30%, 12/15/2028 ‡(c)(e)	645,896	632,978
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.84%, 12/15/2028 ‡(c)(e)	45,042	44,141
TriStrux, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 12/23/2026 ‡(c)(d)(e)	316,118	252,894
TriStrux, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 12/23/2026 ‡(c)(d)(e)	901,098	720,879
TriStrux, LLC, Revolving Loan - First Lien
(SOFR 3 month + 8.00%, 1.00% Floor), 13.49%, 12/23/2026 ‡(c)(e)	316,386	253,108
		2,839,027
Distributors - 1.0%
Highline Aftermarket Acquisition, LLC, 2024-1 Refinancing Term Loan - First Lien
(SOFR 1 month + 4.00%), 8.85%, 11/9/2027 ‡	925,867	933,102
Project Castle, Inc. (Material Handling Systems Inc./MHS/Deliver Buyer) , Initial Term Loan - First Lien
(PRIME 3 month + 4.50%), 12.50%, 6/1/2029	393,286	360,842
(SOFR 3 month + 5.50%, 0.50% Floor), 10.83%, 6/1/2029	7,566,105	6,941,939
		8,235,883
Diversified Chemicals - 1.0%
Project Cloud Holdings, LLC (AgroFresh Inc.), 2024-1 Incremental Term Loan (USD) - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.20%, 3/31/2029 ‡(c)(e)	2,928,667	2,855,450

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan Retired 03/27/2024 - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.60%, 3/31/2029 ‡(c)(d)(e)	5,153,926	5,025,078
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver - First Lien
(SOFR 1 month + 6.25%), 11.58%, 3/31/2029 ‡(c)(e)	598,810	583,840
		8,464,368
Diversified Metals & Mining - 1.0%
Form Technologies (Dynacast), Last Out Term Loan - First Lien
(SOFR 3 month + 9.25%, 1.00% Floor), 14.41%, 10/22/2025 (d)	282,009	227,722
Form Technologies (Dynacast), Term B Loan - First Lien
(SOFR 3 month + 4.75%, 1.00% Floor), 9.91%, 7/22/2025 (d)	320,965	314,546
Mid-State Machine and Fabricating Corp., Term Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.35%, 6/21/2029 ‡(c)(d)(e)	8,000,000	7,880,000
		8,422,268
Diversified Support Services - 0.5%
AMCP Clean Acquisition Co., LLC (PureStar), Term Loan - First Lien
(SOFR 3 month + 5.00%, 0.50% Floor), 10.06%, 6/10/2028 (c)(d)	4,433,333	4,427,791

Education Services - 1.4%
Cengage Learning, Inc., Term Loan B - First Lien
(SOFR 6 month + 4.25%, 1.00% Floor), 9.54%, 3/24/2031	2,985,000	2,995,074
Point Quest Acquisition, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%), 10.67%, 8/14/2028 ‡(c)(e)	1,123,899	1,123,899
Point Quest Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.86%, 8/14/2028 ‡(c)(d)(e)	7,551,628	7,551,628
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.29%, 8/14/2028 ‡(c)(e)	262,122	260,073
		11,930,674
Electrical Components & Equipment - 0.7%
Energy Acquisition (ECI), Closing Date Term Loan - First Lien
(SOFR 6 month + 6.50%, 2.00% Floor), 11.28%, 5/10/2029 ‡(c)(d)(e)	6,320,000	6,193,600
		6,193,600
Electronic Equipment & Instruments - 0.2%
VeriFone Systems, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.00%), 9.33%, 8/20/2025 (b)	1,989,501	1,831,087

Electronic Manufacturing Services - 1.3%
Creation Technologies Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.50%, 0.50% Floor), 11.08%, 10/5/2028	4,961,929	4,825,476
Natel Engineering Co., Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.22%, 4/30/2026 (d)	6,820,118	5,959,078
		10,784,554
Environmental & Facilities Services - 1.0%
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Loan First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.45%, 10/30/2029 ‡(c)(e)	296,577	294,352
SR Landscaping, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.19%, 10/30/2029 ‡(c)(d)(e)	2,688,477	2,668,313
SR Landscaping, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.42%, 10/30/2029 ‡(c)(e)	891,822	885,134
SR Landscaping, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.44%, 10/30/2029 ‡(c)(e)	44,511	44,177

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan - First Lien
(SOFR 3 month + 5.50%), 10.80%, 7/12/2030 ‡(c)(d)(e)	4,977,778	4,903,111
		8,795,087
Financial Exchanges & Data - 0.7%
Priority Holdings, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 4.75%), 9.81%, 5/16/2031 (b)	5,685,997	5,686,879

Footwear - 0.1%
SHO Holding I Corp., Tranche A Term Loan - First Lien
(SOFR 1 month + 6.50%), 11.82%, 6/30/2029 ‡(c)(e)	542,943	542,943

Health Care Facilities - 2.0%
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 10.21%, 6/8/2029 ‡(c)(d)(e)	1,802,631	1,766,578
Crisis Prevention Institute Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.75%, 0.50% Floor), 9.35%, 4/9/2031 ‡	2,000,000	2,008,340
Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien
(SOFR 1 month + 5.25%), 10.20%, 5/28/2027 ‡(c)(d)(e)	1,980,000	1,945,350
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.25%), 10.20%, 5/28/2027 ‡(c)(d)(e)	1,980,000	1,945,350
Quorum Health Resources (QHR), Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.20%, 5/28/2027 ‡(c)(d)(e)	1,046,292	1,027,982
RegionalCare Hospital Partners Holdings Inc. (Lifepoint Health), 2024 Refinancing Term Loan - First Lien
(SOFR 3 month + 4.75%), 10.32%, 11/16/2028	4,975,031	4,978,763
RegionalCare Hospital Partners Holdings Inc. (Lifepoint Health), RGCARE Term Loan B USD - First Lien
(SOFR 1 month + 4.00%), 8.96%, 5/9/2031	3,354,124	3,358,618
		17,030,981
Health Care Services - 16.2%
Anne Arundel Dermatology Management, LLC, DDTL A - First Lien
(SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 12.48%, 10/16/2025 ‡(c)(d)(e)	116,824	105,128
Anne Arundel Dermatology Management, LLC, DDTL B - First Lien
(SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 12.48%, 10/16/2025 ‡(c)(d)(e)	197,886	178,061
Anne Arundel Dermatology Management, LLC, DDTL C - First Lien
(SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 12.48%, 10/16/2025 ‡(c)(e)	557,254	501,529
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien
(SOFR 3 month + 2.75%, 1.00% Floor, 4.25% PIK), 12.48%, 10/16/2025 ‡(c)(d)(e)	1,927,840	1,734,829
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.25%, 9/29/2028 ‡(c)(d)(e)	1,222,271	1,216,160
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.50%, 9/29/2028 ‡(c)(d)(e)	2,899,432	2,884,935
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.50%, 9/29/2028 ‡(c)(e)	331,251	329,594
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.71%, 12/20/2027 ‡(c)(e)	906,977	897,907

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.98%, 12/20/2027 ‡(c)(d)(e)	2,093,023	2,072,093
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.75%, 12/20/2027 ‡(c)(d)(e)	4,718,153	4,694,562
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.92%, 12/20/2027 ‡(c)(e)	187,500	186,563
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.62%, 8/31/2027 ‡(c)(e)	306,936	306,936
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan B - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.57%, 8/31/2027 ‡(c)(e)	750,402	750,402
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.64%, 8/31/2026 ‡(c)(e)	28,236	28,236
CC Amulet Management, LLC (Children's Choice), Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.69%, 8/31/2027 ‡(c)(d)(e)	3,300,050	3,300,051
Civitas Solutions Inc. (National Mentor Holding), Initial Term C Loan - First Lien
(SOFR 3 month + 3.75%), 8.45%, 3/2/2028	134,248	129,442
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.75% Floor), 8.65%, 3/2/2028	4,645,626	4,479,312
Civitas Solutions Inc. (National Mentor Holding), Initial Term Loan - Second Lien
(SOFR 3 month + 7.25%, 0.75% Floor), 11.95%, 3/2/2029	9,386,585	8,663,067
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.95%, 9/16/2027 ‡(c)(d)(e)	894,309	894,309
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.20%, 9/30/2027 ‡(c)(e)	995,909	995,909
Community Based Care Acquisition, Inc., Delayed Draw Tranche C Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.20%, 9/16/2027 ‡(c)(e)	870,571	870,571
Community Based Care Acquisition, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.95%, 9/16/2027 ‡(c)(d)(e)	2,205,915	2,205,915
Dermatology Intermediate Holdings III, Inc. (Forefront), Term B-1 Loan - First Lien
(SOFR 1 month + 5.50%, 0.50% Floor), 10.35%, 3/30/2029	5,486,250	5,376,525
Elevate HD Parent, Inc., Delayed Draw Term Loan A - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.95%, 8/20/2029 ‡(c)(e)	74,750	74,750
Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 11.20%, 8/20/2029 ‡(c)(e)	167,917	167,917
Elevate HD Parent, Inc., Initial Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.95%, 8/20/2029 ‡(c)(d)(e)	3,217,500	3,217,500
Endo1 Partners, LLC, Seventh Amendment DDTL - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.35%, 3/24/2026 ‡(c)(d)(e)	7,942,857	7,863,429

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Endo1 Partners, LLC, Third Amendment DDTL - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.35%, 3/24/2026 ‡(c)(d)(e)	1,820,631	1,802,424
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien
(SOFR 1 month + 6.00%, 0.50% Floor), 10.85%, 6/28/2029 ‡(c)	4,902,021	4,730,450
First Steps Recovery Acquisition, LLC (True North Detox), Initial Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.10%, 3/29/2030 ‡(c)(d)(e)	3,113,818	3,082,679
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.53%, 3/29/2030 ‡(c)(e)	356,757	353,189
Gen4 Dental Partners Opco, LLC, Initial Term Loan - First Lien
(SOFR 6 month + 5.50%, 1.00% Floor), 10.31%, 5/13/2030 ‡(c)(d)(e)	5,486,250	5,376,525
Houseworks Holdings, Fourth Amendment Term Loan - First Lien
(SOFR 6 month + 5.25%, 1.00% Floor), 10.55%, 12/15/2028 ‡(c)(d)(e)	2,649,964	2,610,215
Houseworks Holdings, Revolving Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 6.50%, 12/15/2028 ‡(c)(e)	18,800	18,800
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.89%, 12/15/2028 ‡(c)(e)	223,901	223,901
Houseworks Holdings, Third Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.71%, 12/15/2028 ‡(c)(d)(e)	1,679,041	1,679,041
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.96%, 2/28/2029 ‡(c)(d)(e)	8,127,700	8,005,785
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.96%, 2/28/2029 ‡(c)(d)(e)	2,076,440	2,045,294
IPM MSO Management, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.24%, 6/17/2026 ‡(c)(d)(e)	795,196	783,268
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.24%, 6/17/2026 ‡(c)(d)(e)	95,449	94,017
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.24%, 6/17/2026 ‡(c)(d)(e)	218,634	215,355
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.94%, 12/6/2027 ‡(c)(d)(e)	575,295	558,036
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.94%, 12/6/2027 ‡(c)(d)(e)	1,716,848	1,665,342
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien
(SOFR 1 month + 6.00%, 1.00% Floor), 10.94%, 12/6/2027 ‡(c)(e)	219,578	212,991
LMSI Buyer, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.50%, 10/25/2027 ‡(c)(d)(e)	2,150,159	1,956,645
LMSI Buyer, LLC, Revolving Credit Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.67%, 10/25/2027 ‡(c)(e)	334,728	304,603
Medrina, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.32%, 10/20/2029 ‡(c)(d)(e)	5,465,649	5,465,649

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Midwest Physician Administrative Services, LLC (ACOF V DP Acquiror LLC aka Dupage Medical Group), Initial Term Loan - First Lien
(SOFR 3 month + 3.00%), 7.87%, 3/12/2028 (b)	8,301,946	7,519,155
Monarch Behavioral Therapy, LLC, Closing Date Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.85%, 6/6/2030 ‡(c)(d)(e)	9,668,583	9,523,554
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.96%, 6/6/2030 ‡(c)(e)	210,268	207,114
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.85%, 6/6/2030 ‡(c)(e)	234,636	231,117
NAPA Management Services Corp., Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 0.75% Floor), 10.20%, 2/23/2029 (b)(d)	867,821	819,730
Neon Maple US Debt Mergersub Inc. (Nuvie), NVEICN Term Loan B USD - First Lien
7/19/2031 (b)	6,000,000	5,941,260
NSM Top Holdings Corp. (National Seating & Mobility Inc.), Amendment No. 6 Incremental Term Loan - First Lien
5/14/2029 (b)	3,000,000	3,011,340
Physician Partners, LLC, Second Amendment Incremental Term Loan - First Lien
(SOFR 6 month + 5.50%), 10.81%, 12/22/2028 ‡	1,990,000	1,442,750
Visante Acquisition, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.00%, 1/31/2030 ‡(c)(d)(e)	4,964,587	4,964,587
Women's Care Holdings, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 4.50%, 0.75% Floor), 9.85%, 1/15/2028	2,639,182	2,557,803
Women's Care Holdings, Inc., Initial Term Loan - Second Lien
(SOFR 3 month + 8.25%, 0.75% Floor), 13.60%, 1/12/2029 ‡(d)	5,701,232	5,216,627
		136,744,878
Health Care Supplies - 0.9%
Journey Personal Care (Domtar Corp.), Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 9.21%, 3/1/2028	4,974,293	4,974,293
LifeScan Global Corp., Term Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor), 11.73%, 12/31/2026 (d)	5,737,538	2,388,250
		7,362,543
Health Care Technology - 1.9%
AG Parent Holdings LLC (ArisGlobal), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%), 10.32%, 7/31/2026 (d)	5,824,623	5,416,899
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien
(SOFR 6 month + 6.75%), 12.01%, 4/1/2029 ‡(c)(d)(e)	7,061,290	7,043,637
nThrive, Inc. (fka Precyse Acquisition Corp.), Initial Loan - Second Lien
(SOFR 1 month + 6.75%, 0.50% Floor), 11.71%, 12/17/2029	2,000,000	880,420
RMBUS HOLDCO INC. (Eclat Health Solutions Inc.), Initial Term Loan - First Lien
(SOFR 6 month + 6.50%, 1.00% Floor), 11.74%, 1/8/2029 ‡(c)(d)(e)	2,815,524	2,801,447
		16,142,403
Heavy Electrical Equipment - 1.3%
APS Acquisition Holdings, LLC, Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.35%, 7/11/2029 ‡(c)(d)(e)	6,231,140	6,137,673
Arcline FM Holding, LLC (Fairbanks), 2024-2 New Term Loan - First Lien
(SOFR 3 month + 4.50%), 9.65%, 6/23/2028	4,875,622	4,891,297
		11,028,970
Highways & Railtracks - 0.4%
Patriot Rail Co., LLC (NA Rail), Tranche B-2 Term Loan - First Lien
(SOFR 3 month + 4.00%, 0.25% Floor), 8.87%, 10/19/2026 (c)(d)	2,968,908	2,991,175

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Home Furnishings - 0.3%
Dorel Industries Inc., First Out Term Loan - First Lien
(SOFR 3 month + 8.30%, 2.00% Floor), 12.89%, 12/8/2026 ‡(c)(e)	2,933,084	2,933,084

Home Improvement Retail - 0.4%
Air Conditioning Specialist, Inc., Revolving Loan - First Lien
(SOFR 3 month + 7.25%, 1.00% Floor), 12.84%, 11/9/2026 ‡(c)(e)	84,926	84,502
Air Conditioning Specialist, Inc., Term Loan - First Lien
(SOFR 3 month + 7.25%, 1.00% Floor), 12.84%, 11/9/2026 ‡(c)(d)(e)	3,125,627	3,109,999
		3,194,501
Hotels, Resorts & Cruise Lines - 0.8%
Stats, LLC (Peak Jersey Holdco Ltd.), Term Loan - First Lien
(SOFR 3 month + 5.25%), 10.64%, 7/10/2026 (d)	7,129,582	6,942,430
		6,942,430
Household Products - 0.2%
Lash Opco LLC, Initial Term Loan - First Lien
(SOFR 6 month + 2.65%, 1.00% Floor, 5.10% PIK), 12.94%, 3/18/2026 ‡(c)(d)(e)	1,958,510	1,843,382

Human Resource & Employment Services - 1.4%
Danforth Global, Inc., First Amendment Additional Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.31%, 12/9/2027 ‡(c)(d)(e)	969,337	954,797
Danforth Global, Inc., Fourth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.31%, 12/9/2027 ‡(c)(d)(e)	1,917,050	1,888,294
Danforth Global, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.85%, 12/9/2027 ‡(c)(d)(e)	1,232,437	1,213,950
Danforth Global, Inc., Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 10.32%, 12/9/2027 ‡(c)(d)(e)	7,282,649	7,173,410
Triple Crown Consulting, Term A Loan - First Lien
(SOFR 1 month + 6.25%, 1.50% Floor), 11.20%, 6/2/2028 ‡(c)(d)(e)	1,106,884	968,524
		12,198,975
Industrial Machinery - 0.5%
Dynamo US Bidco, Inc., First Lien Term Loan
8.45%, 9/26/2031 ‡(e)	250,000	250,938
Kenan Advantage Group, Inc., The, U.S. Term B-4 Loan - First Lien
(SOFR 1 month + 3.25%), 8.10%, 1/25/2029	1,995,000	1,991,678
Nvent Thermal LLC, NVETHM Term Loan B USD - First Lien
9/12/2031 (b)	2,000,000	2,000,420
		4,243,036
Insurance Brokers - 2.2%
Amynta Agency Borrower Inc. (Amynta Warranty Borrower Inc.), MAYAGE Term Loan B USD - First Lien
(SOFR 3 month + 3.75%), 9.00%, 2/28/2028	2,000,000	2,002,660
Newcleus, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor, 2.00% PIK), 12.75%, 8/2/2026 ‡(c)(d)(e)	1,212,797	1,109,709
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 12/2/2025 ‡(c)(d)(e)	1,940,000	1,862,400
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 12/2/2025 ‡(c)(d)(e)	762,590	732,087
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.48%, 12/2/2025 ‡(c)(d)(e)	1,141,193	1,095,545
Ryan Specialty Group, LLC, RYASPE Term Loan B USD - First Lien
(SOFR 3 month + 2.25%), 7.35%, 9/11/2031	2,000,000	2,002,500

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
The Mutual Group, LLC, Term Loan - First Lien
(SOFR 3 month + 5.25%, 1.00% Floor), 9.85%, 1/31/2030 ‡(c)(d)(e)	4,857,955	4,857,955
Tricor, LLC, Amendment No 3 Incremental Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.95%, 10/22/2026 ‡(c)(d)(e)	1,827,000	1,822,433
Tricor, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 10.47%, 10/22/2026 ‡(c)(d)(e)	717,519	715,725
Tricor, LLC, Revolving Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.96%, 10/22/2026 ‡(c)(e)	69,231	68,747
Tricor, LLC, Term Loan - First Lien
(SOFR 1 month + 5.00%, 1.00% Floor), 9.95%, 10/22/2026 ‡(c)(d)(e)	1,909,753	1,904,978
		18,174,739
Integrated Telecommunication Services - 0.9%
Guardian US Holdco LLC (Intrado Corp.), Initial Term Loan - First Lien
1/31/2030 (b)	5,000,000	4,976,550
NEP Group, Inc., Extended Initial Dollar Term Loan - First Lien
8/19/2026 (b)	3,003,624	2,889,110
		7,865,660
Interactive Media & Services - 0.6%
Ingenio LLC, First Amendment Term Loan - First Lien
(SOFR 3 month + 7.00%, 1.00% Floor), 12.17%, 8/3/2026 ‡(c)(d)(e)	3,893,273	3,873,806
Ingenio LLC, Term Loan - First Lien
(SOFR 1 month + 7.00%, 1.00% Floor), 12.17%, 8/3/2026 ‡(c)(d)(e)	1,255,699	1,249,421
		5,123,227
Internet & Direct Marketing Retail - 2.2%
Everlane, Inc., Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor), 11.70%, 3/31/2025 ‡(c)(e)	3,750,000	3,750,000
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.80%, 5/17/2025 ‡(c)(e)	7,316,614	7,316,614
StubHub (Pug LLC), Extended USD Term B Loan - First Lien
(SOFR 1 month + 4.75%), 9.60%, 3/15/2030 (b)	4,987,312	4,991,452
Sweetwater Borrower LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 9.21%, 8/7/2028 ‡	2,509,027	2,512,163
		18,570,229
Internet Services & Infrastructure - 0.9%
Go Daddy Operating Co. LLC (GD Finance Co, Inc.), Term Loan B7 - First Lien
5/21/2031 (b)	4,987,500	4,980,418
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 10.20%, 11/16/2027 ‡(c)(d)(e)	2,275,438	2,269,749
		7,250,167
Investment Banking & Brokerage - 0.6%
Aretec Group Inc. (Cetera Financial Group), RCAP Term Loan USD - First Lien
(SOFR 1 month + 4.00%), 8.85%, 8/9/2030	4,950,063	4,855,863

IT Consulting & Other Services - 3.3%
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.40%, 11/5/2027 ‡(c)(d)(e)	809,139	809,139
Alpine SG, LLC (ASG), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.40%, 11/5/2027 ‡(c)(d)(e)	1,351,194	1,351,194
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.40%, 11/5/2027 ‡(c)(d)(e)	708,496	708,496
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.40%, 11/5/2027 ‡(c)(d)(e)	2,101,990	2,101,990

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Alpine X, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.85%, 12/27/2027 ‡(c)(d)(e)	599,037	599,037
Alpine X, Fourth Amendment Term Loan - First Lien
(SOFR 3 month + 6.00%), 10.85%, 12/27/2027 ‡(c)(d)(e)	86,120	86,120
Alpine X, Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.59%, 12/27/2027 ‡(c)(e)	112,621	112,621
Alpine X, Second Amendment Incremental Revolving Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.85%, 12/27/2027 ‡(c)(e)	52,857	52,857
Alpine X, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.85%, 12/27/2027 ‡(c)(d)(e)	982,500	982,500
Alpine X, Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 10.85%, 12/27/2027 ‡(c)(d)(e)	929,109	929,109
Argano, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 10.85%, 9/13/2029 ‡(c)(d)(e)	6,376,812	6,249,275
Asurion, LLC, New B-11 Term Loan - First Lien
(SOFR 1 month + 4.25%), 9.20%, 8/19/2028	4,949,749	4,884,338
Asurion, LLC, New B-8 Term Loan - First Lien
12/23/2026 (b)	3,000,000	3,000,990
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 10.87%, 4/14/2028 ‡(c)(e)	172,417	171,123
Eliassen Group, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 11.08%, 4/14/2028 ‡(c)(d)(e)	2,395,556	2,377,589
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.37%, 10/22/2026 ‡(c)(d)(e)	2,241,953	2,241,953
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien
(SOFR 6 month + 6.50%, 1.00% Floor), 11.92%, 7/1/2025 ‡(c)(d)(e)	1,501,002	1,478,487
		28,136,818
Leisure Facilities - 0.5%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.30%, 7/27/2028 ‡(c)(e)	1,066,347	1,053,018
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 1.00% Floor), 11.40%, 7/27/2028 ‡(c)(d)(e)	2,891,447	2,855,304
		3,908,322
Leisure Products - 0.2%
Abe Investment Holdings, Inc. (Getty Images, Inc.), Initial Dollar Term Loan - First Lien
(SOFR 6 month + 4.50%), 8.85%, 2/19/2026	1,299,714	1,294,846

Life Sciences Tools & Services - 0.6%
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 - First Lien
(SOFR 3 month + 8.50%, 1.00% Floor), 13.44%, 4/28/2028 ‡(c)(d)(e)	4,891,236	4,524,393
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 12.54%, 4/28/2027 ‡(c)(e)	248,525	229,886
		4,754,279
Managed Health Care - 0.3%
LBH Services, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 11.26%, 3/28/2028 ‡(c)(e)	313,204	256,827
LBH Services, LLC, Revolving Loan - First Lien
(SOFR 3 month + 6.50%, 1.00% Floor, 0.75% PIK), 11.24%, 3/28/2028 ‡(c)(e)	768,014	629,771

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
LBH Services, LLC, Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor, 0.75% PIK), 11.37%, 3/28/2028 ‡(c)(d)(e)	1,502,057	1,231,656
		2,118,254
Metal & Glass Containers - 0.7%
Closure Systems International Group Inc. (Canister International Group Inc.), Amendment No. 4 Term Loan - First Lien
(SOFR 1 month + 4.00%), 8.85%, 3/22/2029	4,987,500	5,010,368
Pretium PKG Holdings, Inc., Initial Term Loan - Second Lien
(SOFR 3 month + 6.75%, 0.50% Floor), 12.07%, 10/1/2029	2,868,534	1,161,756
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan - First Lien
(SOFR 3 month + 3.20%), 8.44%, 10/2/2028	13,223	10,656
		6,182,780
Movies & Entertainment - 0.5%
Creative Artists Agency, LLC, CREART Term Loan B USD - First Lien
9/12/2031 (b)	2,000,000	2,000,940
Liberty Media Corp. (Delta 2 Lux Sarl/Formula One Alpha Topco), B2 Delayed Draw Term Loan - First Lien
9/6/2031 (b)	666,667	667,847
Liberty Media Corp. (Delta 2 Lux Sarl/Formula One Alpha Topco), Formula One Term Loan B1 - First Lien
9/10/2031 (b)	1,333,333	1,335,693
		4,004,480
Multi-Sector Holdings - 0.3%
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) - First Lien
(SOFR 1 month + 6.00%), 10.94%, 6/29/2027 ‡(c)	2,970,000	2,914,313

Office Services & Supplies - 0.8%
Equiniti Group PLC (AST/Armor Holdco), Initial Dollar Term Loan - First Lien
(SOFR 6 month + 4.50%), 10.01%, 12/11/2028	6,421,644	6,469,806

Oil & Gas Storage & Transportation - 0.1%
Liquid Tech Solutions Holdings, LLC, Sixth Amendment Incremental Term Loan - First Lien
(SOFR 1 month + 4.75%), 9.71%, 3/20/2028 ‡	990,000	991,237

Paper Packaging - 1.2%
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 10.56%, 12/17/2027 ‡(c)(d)(e)	752,541	739,241
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 1 - First Lien
(SOFR 6 month + 5.75%, 1.00% Floor), 10.06%, 12/17/2027 ‡(c)(d)(e)	326,806	321,031
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien
(SOFR 3 month + 6.25%), 11.06%, 12/17/2027 ‡(c)(d)(e)	472,502	464,151
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.56%, 12/17/2027 ‡(c)(d)(e)	2,094,572	2,057,553
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.56%, 12/17/2027 ‡(c)(d)(e)	1,553,287	1,525,834
Advanced Web Technologies (AWT), Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.56%, 12/17/2027 ‡(c)(d)(e)	865,519	850,222
Advanced Web Technologies (AWT), Third Requested Incremental Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.57%, 12/17/2027 ‡(c)(d)(e)	1,549,257	1,522,145
Golden West Packaging Group LLC, Initial Term Loan - First Lien
(SOFR 6 month + 5.25%, 0.75% Floor), 10.99%, 12/1/2027 (b)(c)	2,762,180	2,358,211
		9,838,388

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Paper Products - 0.6%
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien
(SOFR 1 month + 6.00%, 0.75% Floor), 11.16%, 12/29/2027 ‡(c)(e)	360,697	351,679
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien
(SOFR 3 month + 6.00%, 0.75% Floor), 11.52%, 12/29/2027 ‡(c)(e)	4,875,000	4,753,125
		5,104,804
Pharmaceuticals - 3.5%
Alvogen Pharma US, Inc., June 2022 Loan - First Lien
(SOFR 1 month + 7.50%, 1.00% Floor), 12.98%, 6/30/2025	14,946,598	13,526,671
Amneal Pharmaceuticals LLC, 2023 Term Loan B - First Lien
(SOFR 1 month + 5.50%), 10.35%, 5/4/2028	3,131,534	3,174,593
Carestream Health, Inc. (aka Onex), Term Loan - First Lien
(SOFR 3 month + 7.50%, 1.00% Floor), 12.93%, 9/30/2027 (d)	4,924,889	4,524,742
Syner-G Intermediate Holdings, LLC, Term Loan - First Lien
(SOFR 3 month + 5.00%, 1.00% Floor), 9.94%, 9/17/2030 ‡(c)(d)(e)	8,670,659	8,573,114
		29,799,120
Real Estate Services - 1.8%
Auction.com LLC (fka Ten-X LLC), Term Loan - First Lien
(SOFR 6 month + 6.00%, 1.50% Floor), 10.74%, 5/26/2028	984,169	941,850
Avison Young (Canada) Inc., Second Out Term Loan - First Lien
(SOFR 3 month + 8.00%, 2.00% Floor), 13.21%, 3/12/2029 ‡(d)	1,623,275	1,278,329
Avison Young (Canada) Inc., Term Loan - First Lien
(SOFR 3 month + 6.25%), 11.20%, 3/13/2028	8,000,000	8,043,320
Avison Young (Canada) Inc., Third Out Term Loan - First Lien
(SOFR 3 month + 8.00%, 2.00% Floor), 13.21%, 3/12/2029 ‡(d)	537,212	312,926
Hudson's Bay Co. ULC, First Out Loan (Term Loan) - First Lien
(SOFR 3 month + 7.00%, 1.00% Floor), 12.02%, 9/30/2026 ‡(c)(d)(e)	935,939	935,939
Hudson's Bay Co. ULC, Last Out Loan (Term Loan) - Second Lien
(SOFR 3 month + 8.50%, 1.00% Floor), 13.62%, 9/30/2026 ‡(c)(d)(e)	3,556,101	3,556,101
		15,068,465
Research & Consulting Services - 4.7%
Eisner Advisory Group LLC, February 2024 Incremental Term Loan - First Lien
(SOFR 1 month + 4.00%, 0.50% Floor), 8.85%, 2/28/2031	4,962,563	4,985,639
Nielsen Consumer, Inc. (NielsenIQ), Ninth Amendment Dollar Refinancing Term Loan - First Lien
(SOFR 1 month + 4.75%, 0.50% Floor), 9.60%, 3/6/2028	3,000,000	2,995,005
Sagebrush Buyer, LLC (Province), Initial Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.10%, 7/1/2030 ‡(c)(d)(e)	10,915,300	10,751,570
Strategy Corps., LLC, Term Loan - First Lien
(SOFR 1 month + 5.25%, 1.00% Floor), 10.10%, 6/28/2030 ‡(c)(d)(e)	6,578,947	6,492,105
Teneo Holdings LLC, Initial Term Loan - First Lien
(SOFR 1 month + 4.75%, 1.00% Floor), 9.60%, 3/13/2031	2,985,000	3,002,731
Vaco Holdings, LLC, Initial Term Loan - First Lien
(SOFR 1 month + 5.00%, 0.75% Floor), 9.95%, 1/21/2029	1,114,220	1,096,465

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Zenith American Solutions, Inc. (Harbour Benefit Holding Inc. / HPH-TH Holdings, LLC), Revolving Loan - First Lien
(SOFR 1 month + 5.50%, 1.00% Floor), 10.35%, 7/11/2029 ‡(c)(e)	624,000	614,640
Zenith American Solutions, Inc. (Harbour Benefit Holding Inc. / HPH-TH Holdings, LLC), Term A Loan - First Lien
(SOFR 3 month + 5.50%, 1.00% Floor), 10.10%, 7/11/2029 ‡(c)(d)(e)	10,000,000	9,850,000
		39,788,155
Security & Alarm Services - 1.3%
SuperHero Fire Protection, LLC, Closing Date Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.00%, 9/1/2026 ‡(c)(d)(e)	1,460,135	1,460,135
SuperHero Fire Protection, LLC, Eighth Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.40%, 9/1/2026 ‡(c)(d)(e)	5,901,775	5,901,775
SuperHero Fire Protection, LLC, Revolving Loan - First Lien
(SOFR 1 month + 6.25%, 1.00% Floor), 11.69%, 9/1/2026 ‡(c)(e)	464,674	464,673
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan - First Lien
(SOFR 3 month + 6.50%), 11.25%, 9/1/2026 ‡(c)(d)(e)	3,062,316	3,062,316
		10,888,899
Specialized Consumer Services - 1.7%
LaserAway Intermediate Holdings II, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 0.75% Floor), 11.30%, 10/14/2027 ‡(c)(d)(e)	4,117,272	4,117,272
Mammoth Holdings, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.89%, 11/15/2030 ‡(c)(e)	909,091	890,909
Mammoth Holdings, LLC, Initial Term Loan - First Lien
(SOFR 3 month + 5.75%, 1.00% Floor), 10.35%, 11/15/2030 ‡(c)(d)(e)	3,618,182	3,545,818
Reedy Industries Inc. (Thermostat Purchaser), Initial Term B-1 Loan - First Lien
(SOFR 3 month + 4.25%), 9.60%, 8/31/2028 ‡	5,389,841	5,399,947
		13,953,946
Specialized Finance - 2.5%
Ahead DB Holdings, LLC, Term B-3 Loan - First Lien
(SOFR 1 month + 3.50%, 0.75% Floor), 8.80%, 2/1/2031	4,987,500	5,000,542
Apex Group Treasury LLC, 2024 Refinancing Term Loan - First Lien
(SOFR 6 month + 4.00%), 9.08%, 7/27/2028	4,987,500	5,006,203
Connect Finco SARL (Luxco) / Inmarsat, Amendment No. 4 Term Loan - First Lien
(SOFR 1 month + 4.50%, 0.50% Floor), 9.35%, 9/27/2029	4,987,500	4,691,991
iLending LLC, Term Loan - First Lien
(SOFR 1 month + 6.50%, 1.00% Floor, 2.00% PIK), 13.45%, 6/21/2026 ‡(c)(d)(e)	1,166,538	828,177
June Purchaser LLC (Janney Montgomery Scott), JANNEY Term Loan - First Lien
9/10/2031 (b)	1,714,286	1,708,929
Paint Intermediate III LLC (Wesco), Term Loan B - First Lien
9/11/2031 (b)	2,000,000	1,999,380
Univar (Windsor Holdings III LLC), 2024 September Dollar Term B Loan - First Lien
(SOFR 1 month + 3.50%), 8.31%, 8/1/2030	1,883,096	1,894,366
		21,129,588
Specialty Chemicals - 0.7%
Iris Holding, Inc. (Intertape Polymer Group Inc.), Initial Term Loan - First Lien
6/28/2028 (b)	1,140,643	1,079,573
Plaze (PLZ Aeroscience), 2021-1 Term Loan - First Lien
(SOFR 1 month + 3.75%, 0.75% Floor), 8.71%, 8/3/2026	989,717	924,564
RLG Holdings, LLC, 2022 Incremental Term Loan - First Lien
(SOFR 1 month + 5.00%), 10.25%, 7/7/2028	2,643,370	2,605,041

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
RLG Holdings, LLC, Closing Date Initial Term Loan - First Lien
(SOFR 1 month + 4.25%, 0.75% Floor), 9.21%, 7/7/2028	907,990	887,560
		5,496,738
Systems Software - 1.9%
Condor Merger Sub, Inc. (McAfee), First Amendment Tranche B-1 Term Loan - First Lien
(SOFR 1 month + 3.25%), 8.45%, 3/1/2029	2,054,407	2,049,754
Dragon Buyer Inc. (NCR Digital Banking), Term Loan - First Lien
9/30/2031 (b)	2,000,000	1,993,000
Idera Inc., 2021 Refinancing Loan - Second Lien
(SOFR 3 month + 6.75%), 12.15%, 3/2/2029 ‡	1,341,463	1,309,604
McAfee Enterprise (Magenta Buyer LLC), First Out Term Loan - First Lien
(SOFR 1 month + 6.75%), 12.09%, 7/27/2028 (d)	1,560,544	1,483,328
McAfee Enterprise (Magenta Buyer LLC), Second Out Term Loan - First Lien
(SOFR 3 month + 7.00%), 12.34%, 7/27/2028 (d)	2,806,013	1,967,015
McAfee Enterprise (Magenta Buyer LLC), Superpriority Term Loan - First Lien
(SOFR 3 month + 6.25%, 1.00% Floor), 11.37%, 7/27/2028 (d)	1,579,521	1,611,111
McAfee Enterprise (Magenta Buyer LLC), Third Out Term Loan - First Lien
(SOFR 1 month + 6.25%), 6.84%, 7/27/2028 (d)	6,854,531	2,073,496
RSA Security LLC (Redstone), Initial Loan - Second Lien
(SOFR 3 month + 7.75%, 0.75% Floor), 13.26%, 4/27/2029	5,000,000	3,742,500
		16,229,808
Technology Distributors - 0.4%
Modena Buyer LLC (End User Computing), Term - First Lien
(SOFR 3 month + 4.50%), 9.10%, 7/1/2031 (b)	3,326,320	3,192,236

Technology Hardware, Storage & Peripherals - 0.5%
TouchTunes (TA TT Buyer), Term Loan - First Lien
(SOFR 3 month + 4.75%), 9.35%, 4/2/2029	3,917,817	3,919,463

Textiles - 0.4%
International Textile Group Inc. (Elevate Textiles, Inc.), First Out Term Loan - First Lien
(SOFR 3 month + 8.50%), 13.98%, 9/30/2027	2,085,252	2,078,746
International Textile Group Inc. (Elevate Textiles, Inc.), Last Out Term Loan - First Lien
(SOFR 3 month + 1.00%, 1.00% Floor, 5.50% PIK), 11.98%, 9/30/2027	2,487,319	1,616,757
		3,695,503
Trading Companies & Distributors - 0.6%
DXP Enterprises, Inc., DXPE Term Loan B USD - First Lien
10/7/2030 (b)	2,000,000	2,006,500
White Cap Supply Holdings, LLC, Tranche C Term Loan - First Lien
(SOFR 1 month + 3.25%), 8.50%, 10/19/2029	3,000,000	2,981,820
		4,988,320
Trucking - 1.0%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien
(SOFR 3 month + 6.75%, 1.00% Floor), 12.22%, 8/3/2026 ‡(c)(d)(e)	3,230,186	3,149,432
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien
(SOFR 3 month + 6.75%, 1.00% Floor), 12.22%, 8/3/2026 ‡(c)(d)(e)	611,251	595,970
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan - Second Lien
(SOFR 3 month + 7.00%, 0.50% Floor), 11.70%, 1/28/2030 ‡	5,000,000	4,600,000
		8,345,402
Water Utilities - 0.5%
Waste Resource Management Inc., Delayed Draw Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 10.60%, 12/28/2029 ‡(c)(e)	397,262	394,283

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Principal Amount ($)	Value ($)
Waste Resource Management Inc., Term Loan - First Lien
(SOFR 1 month + 5.75%, 1.00% Floor), 10.60%, 12/28/2029 ‡(c)(d)(e)	4,210,361	4,178,784
		4,573,067
TOTAL SENIOR LOANS (Cost $809,540,476)		782,758,566

CORPORATE BONDS - 3.4%

Capital Markets - 0.5%
Jane Street Group
4.50%, 11/15/2029 (f)	4,032,000	3,880,878

Chemicals - 0.3%
Vibrantz Technologies, Inc.
9.00%, 2/15/2030 (f)	3,000,000	2,802,569

Containers & Packaging - 1.2%
Iris Holding, Inc.
10.00%, 12/15/2028 (f)	4,000,000	3,480,378
LABL, Inc.
8.63%, 10/1/2031 (f)	916,000	909,000
Mauser Packaging Solutions Holding Co.
9.25%, 4/15/2027 (f)	6,000,000	6,152,244
		10,541,622
Entertainment - 0.2%
Allen Media LLC
10.50%, 2/15/2028 (f)	3,000,000	1,290,000

Financial Services - 0.1%
Armor Holdco, Inc.
8.50%, 11/15/2029 (f)	1,000,000	959,998

Insurance - 0.3%
Ryan Specialty LLC
4.38%, 2/1/2030 (f)	2,500,000	2,409,250

Passenger Airlines - 0.6%
American Airlines, Inc.
5.50%, 4/20/2026 (f)	583,333	581,669
5.75%, 4/20/2029 (f)	2,000,000	1,996,685
United Airlines, Inc.
4.38%, 4/15/2026 (f)	2,500,000	2,459,872
		5,038,226
Software - 0.2%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (f)	1,000,000	960,585
SS&C Technologies, Inc.
6.50%, 6/1/2032 (f)	1,000,000	1,033,805
		1,994,390
TOTAL CORPORATE BONDS (Cost $30,031,057)		28,916,933

Investments	Shares	Value ($)
COMMON STOCKS - 0.3%

Broadline Retail - 0.1%
New Insight Holdings, Inc.*	46,068	814,851

Chemicals - 0.0%
A&A Global Imports LLC, Class A*‡(c)(d)(e)	41	—

Electric Utilities - 0.0% (g)
Frontera Generation Holdings LLC*	62,500	74,219

Media - 0.1%
A-L Parent LLC*	13,507	925,230

Real Estate Management & Development - 0.1%
Avison Young-Investments LLC (Canada)*‡(d)	1,236	748
Avison Young-Investments LLC, Preference (Canada)*‡(d)	1,950,816	657,425
		658,173
Software - 0.0% (g)
Acumera, Inc., Class B*‡(d)(e)	574	4,058
		4,058
Textiles, Apparel & Luxury Goods - 0.0% (g)
International Textile Group, Inc.*	100,072	156,362

Transportation Infrastructure - 0.0% (g)
Limetree Bay Cayman, Ltd., Voting Share - Special Equity*‡ (e)	1,430	14

TOTAL COMMON STOCKS (Cost $2,018,297)		2,632,907

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 13.4%

INVESTMENT COMPANIES - 13.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.92% (h)
(Cost $112,890,417)	112,890,417	112,890,417

Total Investments - 109.8% (Cost $954,480,247)		927,198,823
Credit Facility – (6.7)%^ (Cost $56,858,909)		(56,858,909)
Liabilities in excess of other assets - (3.1%)		(26,200,933)
Net Assets - 100.0%		844,138,981

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
^	Total borrowings of $59,300,000, net of unamortized deferred financing costs of $2,441,091
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market) and the prime rate offered by one or more major U.S. banks (“Prime”). SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. SOFR and Prime were utilized as benchmark lending rates for the senior loans at September 30, 2024. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.
(b)	All or a portion of this position has not yet settled as of September 30, 2024. The Fund will not accrue interest on its Senior Loans until the settlement date at which point Prime or SOFR will be established.
(c)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be ''restricted securities'' under the Securities Act. Total value of all such securities at September 30, 2024 amounted to $381,451,497, which represents approximately 45.19% of net assets of the Fund.

			Carrying Value
			Per
Restricted Securities	Acqusition Date	Cost	Share/Principal
A&A Global Imports LLC, Class A	02/15/24	$-	$-
A&A Global Imports, LLC, First Out Term Loan - First Lien	06/01/21-10/19/22	917,461	87.00
A&A Global Imports, LLC, Last Out Term Loan - First Lien	06/01/21-10/19/22	1,031,113	-
A&A Global Imports, LLC, New Revolving Loan - First Lien	02/14/24 - 09/09/24	20,694	100.00
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien	07/06/22	3,205,094	97.50
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien	08/01/22	605,556	97.50
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien	03/14/24 - 07/02/24	751,108	98.23
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 1 - First Lien	05/09/23	323,154	98.23
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 - First Lien	02/13/24	472,502	98.23
Advanced Web Technologies (AWT), First Requested Incremental Term Loan - First Lien	10/18/22 - 07/02/24	2,078,646	98.23
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan - First Lien	02/13/24 - 07/02/24	1,552,692	98.23
Advanced Web Technologies (AWT), Term Loan - First Lien	02/05/21 - 07/02/24	858,114	98.23
Advanced Web Technologies (AWT), Third Requested Incremental Term Loan - First Lien	07/02/24	1,524,072	98.25
Air Buyer Inc. (Condata Global), Term Loan - First Lien	07/23/24	3,268,519	98.68
Air Conditioning Specialist, Inc., Revolving Loan - First Lien	08/16/23 - 12/15/23	84,007	99.50
Air Conditioning Specialist, Inc., Term Loan - First Lien	08/16/23-07/01/24	3,090,250	99.50
Alpine SG, LLC (ASG), February 2023 Term Loan - First Lien	02/03/23	792,557	100.00
Alpine SG, LLC (ASG), Initial Term Loan - First Lien	11/05/21	1,337,853	100.00
Alpine SG, LLC (ASG), May 2022 Term Loan - First Lien	05/13/22	698,747	100.00
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien	11/24/21	2,072,834	100.00
Alpine X, Delayed Draw Term Loan - First Lien	05/09/23	595,553	100.00
Alpine X, Fourth Amendment Term Loan - First Lien	12/15/23	84,286	100.00
Alpine X, Revolving Loan - First Lien	12/27/21 - 07/18/24	111,076	100.00
Alpine X, Second Amendment Incremental Revolving Loan - First Lien	09/16/22 - 07/18/24	51,902	100.00
Alpine X, Second Amendment Incremental Term Loan - First Lien	09/16/22	963,763	100.00
Alpine X, Term Loan - First Lien	12/27/21	918,015	100.00
AMCP Clean Acquisition Co., LLC (PureStar), Term Loan - First Lien	02/27/24	4,372,580	99.87
Anne Arundel Dermatology Management, LLC, DDTL A - First Lien	03/14/22	116,824	89.99
Anne Arundel Dermatology Management, LLC, DDTL B - First Lien	03/14/22	197,886	89.99
Anne Arundel Dermatology Management, LLC, DDTL C - First Lien	11/09/21 - 11/09/23	558,188	89.99
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien	02/05/21 - 03/14/22	1,919,021	89.99
Apella Capital LLC, Delayed Draw Term Loan - First Lien	08/30/24	198,385	98.13
Apella Capital LLC, Initial Term Loan - First Lien	03/01/24	1,244,849	98.12
Apella Capital LLC, Revolving Loan - First Lien	09/11/24	198,738	98.13
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan - First Lien	06/15/22	2,615,615	97.50
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan - First Lien	06/15/22 - 09/26/24	44,831	97.50
AppHub LLC, Delayed Draw Tem Loan - First Lien	10/04/22 - 04/02/24	364,650	100.00
AppHub LLC, June 2024 Delayed Draw Term Loan - First Lien	08/29/24	2,035,300	100.00
AppHub LLC, Term Loan - First Lien	09/29/22	2,623,238	100.00
Apryse Software Corp. (PDFTron), 2024 Refinancing Term Loan - First Lien	07/19/22 - 01/24/24	6,623,298	100.00
APS Acquisition Holdings, LLC, Term Loan - First Lien	07/10/24	6,139,777	98.50
Argano, LLC, Initial Term Loan - First Lien	09/13/24	6,250,195	98.00
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) - First Lien	07/26/23	2,877,885	98.13
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien	07/01/22 - 07/26/24	1,061,093	98.75
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien	07/27/22	2,861,055	98.75
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien	02/13/24	1,218,244	99.50
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien	09/30/22	2,869,311	99.50
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	09/30/22	327,822	99.50
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan - First Lien	05/31/24	902,880	99.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan - First Lien	04/19/24	2,064,765	99.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan - First Lien	12/21/21 - 02/13/24	4,663,124	99.50
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan - First Lien	05/22/24 - 06/27/24	186,469	99.50
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan - First Lien	08/31/21 - 08/09/24	306,073	100.00
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan B - First Lien	08/30/24	746,750	100.00
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien	12/16/22	28,002	100.00
CC Amulet Management, LLC (Children's Choice), Term Loan - First Lien	08/31/21 - 08/09/24	3,265,057	100.00
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan - First Lien	06/15/22	889,380	100.00
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan - First Lien	09/30/22 - 07/30/24	983,744	100.00
Community Based Care Acquisition, Inc., Delayed Draw Tranche C Term Loan - First Lien	03/19/24 - 09/09/24	862,413	100.00
Community Based Care Acquisition, Inc., Initial Term Loan - First Lien	09/16/21	2,177,616	100.00
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan - First Lien	11/24/21 - 06/09/22	1,787,801	98.00
Danforth Global, Inc., First Amendment Additional Term Loan - First Lien	12/01/22	957,600	98.50
Danforth Global, Inc., Fourth Amendment Incremental Term Loan - First Lien	08/30/24	1,888,532	98.50
Danforth Global, Inc., Initial Term Loan - First Lien	05/13/22	1,220,345	98.50
Danforth Global, Inc., Second Amendment Incremental Term Loan - First Lien	05/24/24	7,183,573	98.50
Dorel Industries Inc., First Out Term Loan - First Lien	12/08/23	2,896,828	100.00
Elevate HD Parent, Inc., Delayed Draw Term Loan A - First Lien	12/01/23	74,422	100.00
Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien	08/09/24 - 09/24/24	167,032	100.00
Elevate HD Parent, Inc., Initial Term Loan - First Lien	08/18/23	3,167,400	100.00
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien	03/31/22 - 09/29/23	172,166	99.25
Eliassen Group, LLC, Initial Term Loan - First Lien	08/03/22	2,378,612	99.25
Endo1 Partners, LLC, Seventh Amendment DDTL - First Lien	05/09/23	7,876,993	99.00
Endo1 Partners, LLC, Third Amendment DDTL - First Lien	07/19/22	1,804,689	99.00
Energy Acquisition (ECI), Closing Date Term Loan - First Lien	05/10/24 - 06/18/24	6,201,893	98.00
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan - First Lien	03/20/23	1,384,705	100.00
Enverus Holdings, Inc., Class A Revolving Credit Loan - First Lien	08/28/24 - 09/27/24	18,435	97.00
Enverus Holdings, Inc., Initial Term Loan - First Lien	12/04/23	3,779,469	100.25
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan - First Lien	06/27/22 - 09/15/23	4,678,546	96.50
Everlane, Inc., Term Loan - First Lien	10/07/22	3,734,246	100.00
First Steps Recovery Acquisition, LLC (True North Detox), Initial Term Loan - First Lien	03/29/24	3,069,553	99.00
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan - First Lien	07/19/24	351,541	99.00
Gen4 Dental Partners Opco, LLC, Initial Term Loan - First Lien	05/13/24	5,382,815	98.00
Golden West Packaging Group LLC, Initial Term Loan - First Lien	02/08/24	2,296,774	85.37
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien	12/18/23	6,867,261	99.75
Houseworks Holdings, Fourth Amendment Term Loan - First Lien	05/28/24	2,599,523	98.50

Houseworks Holdings, Revolving Loan - First Lien	09/01/23	18,344	100.00
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien	08/02/24	219,767	100.00
Houseworks Holdings, Third Amendment Term Loan - First Lien	09/01/23	1,637,941	100.00
Hudson's Bay Co. ULC, First Out Loan (Term Loan) - First Lien	09/30/21 - 03/31/23	931,471	100.00
Hudson's Bay Co. ULC, Last Out Loan (Term Loan) - Second Lien	09/30/21 - 03/31/23	3,532,048	100.00
Hydrofarm Holdings Group, Inc., Term Loan - First Lien	12/10/21-03/18/22	1,150,867	82.00
iLending LLC, Term Loan - First Lien	11/24/21	1,160,162	70.99
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan - First Lien	02/29/24 - 07/15/24	8,014,086	98.50
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien	02/29/24 - 07/15/24	2,057,682	98.50
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan - First Lien	10/22/21 - 05/06/22	2,224,281	100.00
Ingenio LLC, First Amendment Term Loan - First Lien	04/28/22	3,859,532	99.50
Ingenio LLC, Term Loan - First Lien	08/03/21	1,247,285	99.50
IPM MSO Management, LLC, Closing Date Term Loan - First Lien	12/10/21	788,641	98.50
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien	06/15/22	95,151	98.50
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien	05/10/22	216,546	98.50
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan - First Lien	05/17/22 - 09/27/24	7,277,132	100.00
LaserAway Intermediate Holdings II, LLC, Initial Term Loan - First Lien	07/27/22 - 09/11/23	4,070,976	100.00
Lash Opco LLC, Initial Term Loan - First Lien	02/05/21	1,938,894	94.12
LBH Services, LLC, Delayed Draw Term Loan - First Lien	03/28/22	309,855	82.00
LBH Services, LLC, Revolving Loan - First Lien	03/28/22 - 02/17/23	766,274	82.00
LBH Services, LLC, Term Loan - First Lien	03/28/22	1,488,989	82.00
Lids Holdings, Inc., Initial Term Loan - First Lien	07/12/23	1,929,974	99.37
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien	02/13/24	575,295	97.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien	12/10/21	1,697,540	97.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	01/23/23	216,631	97.00
LMSI Buyer, LLC, Initial Term Loan - First Lien	12/10/21 - 11/09/23	2,133,077	91.00
LMSI Buyer, LLC, Revolving Credit Loan - First Lien	10/25/21	331,188	91.00
MAG DS Corp., Initial Term Loan - First Lien	02/05/21 - 05/11/23	1,904,252	94.54
Mammoth Holdings, LLC, Delayed Draw Term Loan - First Lien	11/14/23 - 08/05/24	900,830	98.00
Mammoth Holdings, LLC, Initial Term Loan - First Lien	11/14/23	3,551,620	98.00
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan - First Lien	04/08/21	1,490,325	98.50
Medrina, LLC, Initial Term Loan - First Lien	10/20/23	5,372,134	100.00
Mid-State Machine and Fabricating Corp., Term Loan - First Lien	06/21/24	7,884,730	98.50
Monarch Behavioral Therapy, LLC, Closing Date Term Loan - First Lien	06/06/24	9,529,486	98.50
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien	09/13/24 - 09/25/24	209,240	98.50
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien	09/25/24	231,125	98.50
Newcleus, LLC, Initial Term Loan - First Lien	08/02/21 - 08/04/21	1,202,724	91.50
Oak Point Partners, LLC, Term Loan - First Lien	12/10/21	2,479,728	99.50
Orion Group Holdco, LLC, First Amendment Incremental Delayed Draw Term Loan - First Lien	05/09/23	897,997	100.00
Orion Group Holdco, LLC, First Amendment Incremental Term Loan - First Lien	12/10/21	2,124,961	100.00
Patriot Rail Co., LLC (NA Rail), Tranche B-2 Term Loan - First Lien	10/02/23	2,952,851	100.75
Point Quest Acquisition, LLC, Delayed Draw Term Loan - First Lien	09/03/24	1,118,530	100.00
Point Quest Acquisition, LLC, Initial Term Loan - First Lien	08/12/22 - 05/09/24	7,453,267	100.00
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien	08/12/22 - 03/08/24	260,073	99.22
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loan - First Lien	05/14/21	1,920,632	96.00
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loan - First Lien	05/31/22	758,837	96.00
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loan - First Lien	11/15/21	1,130,376	96.00
Project Cloud Holdings, LLC (AgroFresh Inc.), 2024-1 Incremental Term Loan (USD) - First Lien	03/27/24	2,868,585	97.50
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan Retired 03/27/2024 - First Lien	02/13/24	5,056,991	97.50
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver - First Lien	03/27/24 - 06/24/24	585,729	97.50
Quorum Health Resources (QHR), 2023 Incremental Term Loan - First Lien	06/30/23	1,951,953	98.25
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan - First Lien	02/13/24	1,971,188	98.25
Quorum Health Resources (QHR), Term Loan - First Lien	05/28/21	1,039,097	98.25
Rachel Zoe, Inc., Second Amendment Tranche A Loan - First Lien	07/23/24	368,132	100.00
Rachel Zoe, Inc., Tranche A Loan - First Lien	10/11/23	1,143,003	100.00
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Closing Date Term Loan - First Lien	12/15/23	938,603	98.00
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Delayed Draw Term Loan - First Lien	12/15/23	635,509	98.00
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Revolving Loan - First Lien	09/24/24	44,294	98.00
RMBUS HOLDCO INC. (Eclat Health Solutions Inc.), Initial Term Loan - First Lien	01/08/24	2,771,973	99.50
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien	11/23/21 - 07/31/24	356,639	97.50
R-Pac International Corp. (Project Radio), Initial Term Loan - First Lien	11/23/21	4,814,809	97.50
Sagebrush Buyer, LLC (Province), Initial Term Loan - First Lien	07/01/24	10,753,013	98.50
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan - First Lien	11/18/22	3,226,621	100.00
SHO Holding I Corp., Tranche A Term Loan - First Lien	04/05/24	540,845	100.00
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Loan - First Lien	08/20/24 - 09/05/24	295,118	99.25
SR Landscaping, LLC, Closing Date Term Loan - First Lien	10/30/23	2,653,468	99.25
SR Landscaping, LLC, Delayed Draw Term Loan - First Lien	10/30/23	888,004	99.25
SR Landscaping, LLC, Revolving Loan - First Lien	10/30/23	43,939	99.25
Strategy Corps., LLC, Term Loan - First Lien	06/28/24	6,494,396	98.68
SuperHero Fire Protection, LLC, Closing Date Term Loan - First Lien	09/01/21 - 06/15/22	1,450,161	100.00
SuperHero Fire Protection, LLC, Eighth Amendment Incremental Term Loan - First Lien	07/12/24 - 09/18/24	5,814,360	100.00
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	09/01/21 - 04/10/24	458,935	100.00
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan - First Lien	02/06/23 - 08/31/23	3,021,417	100.00
Syner-G Intermediate Holdings, LLC, Term Loan - First Lien	09/17/24	8,573,642	98.87
Technology Partners, LLC (Imagine Software), Initial Term Loan - First Lien	11/16/21	2,252,651	99.75
The Mutual Group, LLC, Term Loan - First Lien	01/31/24	4,793,231	100.00
TMA Buyer, LLC, Delayed Draw Term Loan - First Lien	09/09/22	146,169	96.25
TMA Buyer, LLC, Revolving Credit Loan - First Lien	09/30/21	45,841	96.25
TMA Buyer, LLC, Term Loan - First Lien	09/30/21	1,214,233	96.25
TR Apparel, LLC, Term Loan - First Lien	08/09/23	3,164,987	100.00
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan - First Lien	07/12/24	4,904,715	98.50
Tricor, LLC, Amendment No 3 Incremental Term Loan - First Lien	07/05/24	1,799,810	99.75
Tricor, LLC, Delayed Draw Term Loan - First Lien	02/13/24	717,518	99.75
Tricor, LLC, Revolving Loan - First Lien	06/27/24	68,747	99.30
Tricor, LLC, Term Loan - First Lien	10/22/21	1,897,569	99.75
Triple Crown Consulting, Term A Loan - First Lien	06/02/23	1,092,199	87.50
TriStrux, LLC, Delayed Draw Term Loan - First Lien	02/13/24	314,952	80.00
TriStrux, LLC, Initial Term Loan - First Lien	12/23/21	894,230	80.00
TriStrux, LLC, Revolving Loan - First Lien	12/23/21	314,076	80.00
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 - First Lien	12/15/22	4,815,382	92.50
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility - First Lien	12/15/22 - 09/29/23	246,755	92.50
Visante Acquisition, LLC, Initial Term Loan - First Lien	01/31/24	4,898,066	100.00
Waste Resource Management Inc., Delayed Draw Term Loan - First Lien	12/28/23	395,505	99.25
Waste Resource Management Inc., Term Loan - First Lien	12/28/23	4,154,158	99.25
Zenith American Solutions, Inc. (Harbour Benefit Holding Inc. / HPH-TH Holdings, LLC), Revolving Loan - First Lien	07/11/24	614,653	98.50
Zenith American Solutions, Inc. (Harbour Benefit Holding Inc. / HPH-TH Holdings, LLC), Term A Loan - First Lien	07/11/24	9,853,458	98.50
Total		$383,768,011

(d)	The Credit Facility is secured by a lien on all or a portion of the security.
(e)	Security fair valued as of September 30, 2024 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at September 30, 2024 amounted to $355,618,595, which represents approximately 42.13% of net assets of the Fund.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at September 30, 2024 amounted to $28,916,933, which represents approximately 3.43% of net assets of the Fund.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of September 30, 2024.

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Abbreviations
PIK	Pay in Kind
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Advertising	1.7%
Aerospace & Defense	0.9
Agricultural & Farm Machinery	0.1
Air Freight & Logistics	0.4
Airlines	0.5
Alternative Carriers	0.2
Apparel Retail	0.2
Apparel, Accessories & Luxury Goods	1.4
Application Software	5.5
Asset Management & Custody Banks	1.5
Auto Parts & Equipment	2.1
Brewers	2.1
Broadcasting	1.3
Broadline Retail	0.1
Capital Markets	0.5
Casinos & Gaming	0.7
Chemicals	0.3
Commercial Printing	0.1
Commodity Chemicals	0.1
Communications Equipment	0.4
Construction & Engineering	0.3
Containers & Packaging	1.2
Distributors	1.0
Diversified Chemicals	1.0
Diversified Metals & Mining	1.0
Diversified Support Services	0.5
Education Services	1.4
Electric Utilities	0.0	*
Electrical Components & Equipment	0.7
Electronic Equipment & Instruments	0.2
Electronic Manufacturing Services	1.3
Entertainment	0.2
Environmental & Facilities Services	1.0
Financial Exchanges & Data	0.7
Financial Services	0.1
Footwear	0.1
Health Care Facilities	2.0
Health Care Services	16.2
Health Care Supplies	0.9
Health Care Technology	1.9
Heavy Electrical Equipment	1.3
Highways & Railtracks	0.4
Home Furnishings	0.3
Home Improvement Retail	0.4
Hotels, Resorts & Cruise Lines	0.8
Household Products	0.2
Human Resource & Employment Services	1.4
Industrial Machinery	0.5
Insurance	0.3
Insurance Brokers	2.2
Integrated Telecommunication Services	0.9
Interactive Media & Services	0.6
Internet & Direct Marketing Retail	2.2
Internet Services & Infrastructure	0.9
Investment Banking & Brokerage	0.6

See Notes to Consolidated Schedule of Investments.

(Continued)

First Eagle Credit Opportunities Fund

Consolidated Schedule of Investments

September 30, 2024 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
IT Consulting& Other Services	3.3%
Leisure Facilities	0.5
Leisure Products	0.2
Life Sciences Tools& Services	0.6
Managed Health Care	0.3
Media	0.1
Metal& Glass Containers	0.7
Movies& Entertainment	0.5
Multi-Sector Holdings	0.3
Office Services& Supplies	0.8
Oil& Gas Storage& Transportation	0.1
Paper Packaging	1.2
Paper Products	0.6
Passenger Airlines	0.6
Pharmaceuticals	3.5
Real Estate Management& Development	0.1
Real Estate Services	1.8
Research& Consulting Services	4.7
Security& Alarm Services	1.3
Software	0.2
Specialized Consumer Services	1.7
Specialized Finance	2.5
Specialty Chemicals	0.7
Systems Software	1.9
Technology Distributors	0.4
Technology Hardware, Storage& Peripherals	0.5
Textiles	0.4
Textiles, Apparel& Luxury Goods	0.0	*
Trading Companies& Distributors	0.6
Transportation Infrastructure	0.0	*
Trucking	1.0
Water Utilities	0.5
Short-Term Investments	13.4
Total Investments	109.8%

*Less than 0.05%

See Notes to Consolidated Schedule of Investments.
(Continued)

First Eagle Credit Opportunities Fund

Notes to Consolidated Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle Credit Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally does not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as “junk” bonds).

The Fund currently offers three classes of Common Shares: Class A Shares, Class A-2 Shares and Class I Shares. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company, is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings. First Eagle Alternative Credit, LLC (the “Subadviser”), in its capacity as the alternative credit group of the Adviser, serves as the Fund’s investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly syndicated investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the “SPV”), established on January 11, 2021, is a wholly-owned Delaware limited liability company, which functions as the Fund’s special purpose, bankruptcy-remote, financing subsidiary. The consolidated schedule of investments include the accounts of the Fund and the SPV. All intercompany transactions and balances have been eliminated. As of September 30, 2024, the SPV has $291,856,349 in net assets, representing 34.57% of the Fund’s net assets.

b)	Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

The Fund’s securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market “Club” Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Initial purchases of investments, including Direct Loans, may be fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as “First Eagle Management”) for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach. Subsequent to the initial purchase, direct loans may be valued utilizing the income approach method. The income approach method values an investment by estimating the present value of future economic benefits it is expected to produce. These benefits include earnings, cash flows and disposition proceeds. Expected current value is determined by discounting expected cash flows at rate of return (discount rate or cost of capital) that reflects the risk associated with realizing the cash flows in the amounts and times projected.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the- counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, and assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable, then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund’s debt investments, excluding asset-backed loans, is the weighted average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund’s investments in asset-backed loans is the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund’s equity investments, investments in warrants, and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market approach.

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund are determined in good faith by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees (the “Board”). The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2024:

First Eagle Credit Opportunities Fund

Description	Level 1	Level 2	Level 3‡	Total

Assets

Common Stocks†	$–	$1,970,662	$662,245	$2,632,907
Corporate Bonds†	–	28,916,933	–	28,916,933
Senior Loans
Advertising	–	13,737,007	856,713	14,593,720
Aerospace & Defense	–	7,704,307	–	7,704,307
Agricultural & Farm Machinery	–	–	961,300	961,300
Air Freight & Logistics	–	–	3,267,550	3,267,550
Airlines	–	3,860,925	–	3,860,925
Alternative Carriers	–	2,108,800	–	2,108,800
Apparel Retail	–	–	1,987,964	1,987,964
Apparel, Accessories & Luxury Goods	–	7,429,745	4,744,227	12,173,972
Application Software	–	23,709,720	22,865,263	46,574,983

See Notes to Consolidated Schedule of Investments.

(Continued)

Description	Level 1	Level 2	Level 3‡	Total
Asset Management & Custody Banks	$–	$5,925,147	$7,157,280	$13,082,427
Auto Parts & Equipment	–	15,992,032	1,405,107	17,397,139
Brewers	–	–	17,559,484	17,559,484
Broadcasting	–	10,852,031	–	10,852,031
Casinos & Gaming	–	5,946,417	–	5,946,417
Commercial Printing	–	832,486	–	832,486
Commodity Chemicals	–	–	825,242	825,242
Communications Equipment	–	3,592,378	–	3,592,378
Construction & Engineering	–	–	2,839,027	2,839,027
Distributors	–	7,302,781	933,102	8,235,883
Diversified Chemicals	–	–	8,464,368	8,464,368
Diversified Metals & Mining	–	542,268	7,880,000	8,422,268
Diversified Support Services	–	4,427,791	–	4,427,791
Education Services	–	2,995,074	8,935,600	11,930,674
Electrical Components & Equipment	–	–	6,193,600	6,193,600
Electronic Equipment & Instruments	–	1,831,087	–	1,831,087
Electronic Manufacturing Services	–	10,784,554	–	10,784,554
Environmental & Facilities Services	–	–	8,795,087	8,795,087
Financial Exchanges & Data	–	5,686,879	–	5,686,879
Footwear	–	–	542,943	542,943
Health Care Facilities	–	8,337,381	8,693,600	17,030,981
Health Care Services	–	38,497,634	98,247,244	136,744,878
Health Care Supplies	–	7,362,543	–	7,362,543
Health Care Technology	–	6,297,319	9,845,084	16,142,403
Heavy Electrical Equipment	–	4,891,297	6,137,673	11,028,970
Highways & Railtracks	–	2,991,175	–	2,991,175
Home Furnishings	–	–	2,933,084	2,933,084
Home Improvement Retail	–	–	3,194,501	3,194,501
Hotels, Resorts & Cruise Lines	–	6,942,430	–	6,942,430
Household Products	–	–	1,843,382	1,843,382
Human Resource & Employment Services	–	–	12,198,975	12,198,975
Industrial Machinery	–	3,992,098	250,938	4,243,036
Insurance Brokers	–	4,005,160	14,169,579	18,174,739
Integrated Telecommunication Services	–	7,865,660	–	7,865,660
Interactive Media & Services	–	–	5,123,227	5,123,227
Internet & Direct Marketing Retail	–	4,991,452	13,578,777	18,570,229
Internet Services & Infrastructure	–	4,980,418	2,269,749	7,250,167
Investment Banking & Brokerage	–	4,855,863	–	4,855,863
IT Consulting & Other Services	–	7,885,328	20,251,490	28,136,818
Leisure Facilities	–	–	3,908,322	3,908,322
Leisure Products	–	1,294,846	–	1,294,846
Life Sciences Tools & Services	–	–	4,754,279	4,754,279
Managed Health Care	–	–	2,118,254	2,118,254
Metal & Glass Containers	–	6,182,780	–	6,182,780
Movies & Entertainment	–	4,004,480	–	4,004,480
Multi-Sector Holdings	–	–	2,914,313	2,914,313
Office Services & Supplies	–	6,469,806	–	6,469,806
Oil & Gas Storage & Transportation	–	–	991,237	991,237
Paper Packaging	–	2,358,211	7,480,177	9,838,388
Paper Products	–	–	5,104,804	5,104,804
Pharmaceuticals	–	21,226,006	8,573,114	29,799,120
Real Estate Services	–	8,985,170	6,083,295	15,068,465
Research & Consulting Services	–	12,079,840	27,708,315	39,788,155

See Notes to Consolidated Schedule of Investments.

(Continued)

Description	Level 1	Level 2	Level 3‡	Total
Security & Alarm Services	$–	$–	$10,888,899	$10,888,899
Specialized Consumer Services	–	–	13,953,946	13,953,946
Specialized Finance	–	20,301,411	828,177	21,129,588
Specialty Chemicals	–	5,496,738	–	5,496,738
Systems Software	–	14,920,204	1,309,604	16,229,808
Technology Distributors	–	3,192,236	–	3,192,236
Technology Hardware, Storage & Peripherals	–	3,919,463	–	3,919,463
Textiles	–	3,695,503	–	3,695,503
Trading Companies & Distributors	–	4,988,320	–	4,988,320
Trucking	–	–	8,345,402	8,345,402
Water Utilities	–	–	4,573,067	4,573,067
Total Senior Loans	–	368,272,201	414,486,365	782,758,566
Short-Term Investments
Investment Companies	112,890,417	–	–	112,890,417
Total	$112,890,417	$399,159,796	$415,148,610	$927,198,823

Liabilities:
Unfunded Commitments*	–	536	(52,905)	(52,369)
Total	$112,890,417	$399,160,332	$415,095,705	$927,146,454

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Unfunded commitments are presented at net unrealized appreciation (depreciation)
‡	Value determined using significant unobservable inputs.

See Notes to Consolidated Schedule of Investments.

(Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Senior Loans	Unfunded Commitments*	Total
Beginning Balance —market value	$635,682	$346,636,800	$(144,360)	$347,128,122
Purchases(1)	1,127,882	243,359,764	—	244,487,646
Sales (2)	—	(138,058,667)	—	(138,058,667)
Transfer In — Level 3	—	935,316	—	935,316
Transfer Out — Level 3	(362,761)	(35,980,891)	—	(36,343,652)
Accrued discounts/ (premiums)	—	1,767,302	—	1,767,302
Realized Gains (Losses)	(362,265)	(3,421,196)	—	(3,783,461)
Change in Unrealized Appreciation (Depreciation)	(376,293)	(752,062)	91,455	(1,036,900)
Ending Balance — market value	$662,245	$414,486,366	$(52,905)	$415,095,706
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(465,651)	$(5,021,735)	$45,017	$(5,442,369)

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

* Unfunded commitments are presented at net unrealized appreciation (depreciation).

Investments were transferred into Level 3 during the period ended September 30, 2024 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended September 30, 2024 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The following is a summary of the Fund’s valuation techniques and significant amounts of unobservable inputs used in the Fund’s Level 3 securities as of September 30, 2024:

Investment Type	Fair Value as of September 30, 2024	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs (a)
Common Stock	$658,173	Broker Quotes	N/A	N/A	Increase
	14	Market Comparable Companies	EBITDA Multiple	4.32x - 8.37X (8.26X)	Increase
	4,058	Option Pricing Model	Volatility/Time Horizon	35%-45%/1yr-5yr(40%/3yr)	Increase
Common Stock total	$662,245
Senior Loans	59,122,782	Broker Quotes	N/A	N/A	Increase
	331,302,376	Discounted Cash Flow (Income Approach)	Comparable Yield	8.40% - 26.74% (10.35%)	Decrease
	23,235,965	Liquidation	Collateral Value	$19.6 -$2,492.4 ($562.8)*	Increase
	825,242	Market Comparable Companies	EBITDA Multiple	4.32x - 4.32X (4.32X)	Increase
Senior Loans total	$414,486,365
Total Investments	$415,148,610
Unfunded Commitment	$(2,671)	Broker Quotes	N/A	N/A	Increase
	(50,579)	Discounted Cash Flow (Income Approach)	Comparable Yield	8.78% - 26.74% (9.66%)	Decrease
	345	Market Comparable Companies	EBITDA Multiple	4.32x - 4.32X (4.32X)	Increase
Unfunded Commitment total	$(52,905)

Note:

*Collateral values are presented in $ millions

*Fair Value for unfunded commitments is unrealized appreciation/depreciation.

(a) This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

c)	New Accounting Pronouncements — In June 2022, FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820)—Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. There is no material impact to the financial statements and related disclosures.

Note 3 — Securities and Other Investments

The Fund’s portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments.

When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point SOFR or Prime will be established.

Middle Market “Club” Loans — Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle- market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, or below “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate.

It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be- announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Note 4 — Unfunded Commitment/Delayed Draw Loan Commitment

As of September 30, 2024, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

			Net Unrealized
			Appreciaton
Loan	Principal Amount	Value	(Depreciation)
A&A Global Imports, LLC, New Revolving Loan - First Lien	$5,168	$5,165	$345
Advanced Web Technologies (AWT), Fourth Amendment Delayed Draw Term Loan - First Lien	2,582,094	2,536,908	(116)
Advanced Web Technologies (AWT), Revolving Credit Loan - First Lien	463,486	455,375	(3,636)
Air Buyer Inc. (Condata Global), Delayed Draw Term Loan - First Lien	728,477	718,861	(6,374)
Air Buyer Inc. (Condata Global), Revolving Credit Loan - First Lien	331,126	326,755	-
Air Conditioning Specialist, Inc., Delayed Draw Term Loan - First Lien	77,206	76,820	(77)
Air Conditioning Specialist, Inc., Revolving Loan - First Lien	172,426	171,564	1,153
Alpine SG, LLC (ASG), Revolving Credit Loan - First Lien	105,232	105,232	1,144
Alpine X, Revolving Loan - First Lien	39,570	39,570	581
Alpine X, Second Amendment Incremental Revolving Loan - First Lien	18,571	18,571	353
Apella Capital LLC, Delayed Draw Term Loan - First Lien	50,000	49,063	(527)
Apella Capital LLC, Revolving Loan - First Lien	50,000	49,063	(937)
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan - First Lien	258,913	252,440	(2,920)
AppHub LLC, June 2024 Delayed Draw Term Loan - First Lien	2,957,807	2,957,807	10,172
AppHub LLC, Revolving Credit Loan - First Lien	103,013	103,013	1,091
APS Acquisition Holdings, LLC, Delayed Draw Term Loan - First Lien	2,678,859	2,638,676	(26,789)
APS Acquisition Holdings, LLC, Revolver - First Lien	1,339,430	1,319,338	(167)
Argano, LLC, Delayed Draw Term Loan - First Lien	1,391,304	1,363,478	(13,913)
Argano, LLC, Revolving Credit Loan - First Lien	231,884	227,246	-
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien	263,421	260,128	(1,938)
Bandon Fitness Texas, Inc., Revolving Loan - First Lien	243,870	240,821	(2,029)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan - First Lien	331,251	329,594	1,918
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan B - First Lien	3,663,728	3,663,728	18,318
CC Amulet Management, LLC (Children's Choice), Revolving Loan - First Lien	19,296	19,296	31
Community Based Care Acquisition, Inc., Delayed Draw Tranche C Term Loan - First Lien	1,129,429	1,129,429	11,295
Community Based Care Acquisition, Inc., Revolving Credit Loan - First Lien	365,854	365,854	3,906
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan - First Lien	50,000	49,000	(268)
Danforth Global, Inc., Delayed Draw - First Lien	684,448	674,179	(6,950)
Danforth Global, Inc., Revolving Credit Loan - First Lien	208,333	205,208	(1,305)
Elevate HD Parent, Inc., Delayed Draw Term Loan B - First Lien	1,565,417	1,565,417	8,398
Elevate HD Parent, Inc., Revolving Loan - First Lien	650,000	650,000	9,390
Endo1 Partners, LLC, Seventh Amendment DDTL - First Lien	57,143	56,571	(35)
Energy Acquisition (ECI), Delayed Draw Term Loan - First Lien	346,667	339,733	(1,526)
Enverus Holdings, Inc., Class A Revolving Credit Loan - First Lien	274,104	265,881	(4,473)
Enverus Holdings, Inc., Delayed Draw Term Loan - First Lien	192,407	192,888	1,802
First Steps Recovery Acquisition, LLC (True North Detox), Delayed Draw Term Loan - First Lien	743,243	735,811	(3,917)
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan - First Lien	386,486	382,622	1,933
Gen4 Dental Partners Opco, LLC, Closing Date Delayed Draw Term Loan - First Lien	1,833,333	1,796,667	(18,803)
Gen4 Dental Partners Opco, LLC, Revolving Loan - First Lien	366,667	359,333	(198)
Houseworks Holdings, Fourth Amendment Delayed Draw Term Loan - First Lien	1,001,435	986,414	(5,229)
Houseworks Holdings, Revolving Loan - First Lien	408,467	408,467	10,337
Houseworks Holdings, Third Amendment Delayed Draw Term Loan - First Lien	981,719	981,719	18,658
iLending LLC, Revolving Loan - First Lien	35,036	24,876	(9,954)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan - First Lien	21,027	20,711	(119)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan - First Lien	525,668	517,783	(309)
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan - First Lien	520,833	520,833	3,651
June Purchaser LLC (Janney Montgomery Scott), Janney Term DDTL - First Lien	285,714	284,822	536
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan - First Lien	268,374	260,322	(4,250)
LMSI Buyer, LLC, Revolving Credit Loan - First Lien	111,576	101,534	(8,794)
Mammoth Holdings, LLC, Initial Revolving Credit Loan - First Lien	454,545	445,455	(958)
Medrina, LLC, Primary DDTL - First Lien	1,160,000	1,160,000	6,441
Medrina, LLC, Revolving Loan - First Lien	828,571	828,571	13,704
Mid-State Machine and Fabricating Corp., Revolving Loan - First Lien	1,666,667	1,641,667	(5,222)
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan - First Lien	1,541,964	1,518,834	(15,557)
Monarch Behavioral Therapy, LLC, Revolving Loan - First Lien	938,545	924,467	-
Newcleus, LLC, Revolving Loan - First Lien	34,803	31,845	(2,635)
Oak Point Partners, LLC, Revolving Loan - First Lien	292,659	291,195	1,043
Point Quest Acquisition, LLC, Revolving Credit Loan - First Lien	1,048,490	1,050,539	10,248
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Delayed Draw Term Loan - First Lien	254,935	249,836	(840)
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Revolving Loan - First Lien	405,374	397,266	(1,354)
RMBUS HOLDCO INC. (Eclat Health Solutions Inc.), Delayed Draw Term Loan - First Lien	1,035,197	1,030,021	2,737
RMBUS HOLDCO INC. (Eclat Health Solutions Inc.), Revolving Credit Loan - First Lien	517,598	515,010	5,284
R-Pac International Corp. (Project Radio), Initial Revolving Loan - First Lien	261,194	254,664	(3,556)
Sagebrush Buyer, LLC (Province), Revolving Credit Facility - First Lien	1,262,614	1,243,675	(107)
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan - First Lien	312,500	312,500	3,443
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan - First Lien	595,383	590,918	(1,488)
SR Landscaping, LLC, Revolving Loan - First Lien	400,598	397,594	2,309
Strategy Corps., LLC, Delayed Draw Term Loan - First Lien	3,421,788	3,376,620	(34,283)
Strategy Corps., LLC, Revolving Credit Loan - First Lien	1,710,894	1,688,310	(157)
SuperHero Fire Protection, LLC, Revolving Loan - First Lien	72,965	72,965	1,005
Syner-G Intermediate Holdings, LLC, Revolver - First Lien	958,084	947,305	-
Technology Partners, LLC (Imagine Software), Revolving Credit Loan - First Lien	373,405	372,472	3,268
The Mutual Group, LLC, Revolving Loan - First Lien	649,351	649,351	9,021
TMA Buyer, LLC, Revolving Credit Loan - First Lien	107,790	103,748	(3,164)
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Delayed Draw Term Loan - First Lien	2,370,370	2,334,815	-
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Revolving Loan - First Lien	1,185,185	1,167,407	-
Tricor, LLC, Revolving Loan - First Lien	103,846	103,897	776
Triple Crown Consulting, Revolving Loan - First Lien	217,391	190,217	(23,960)
TriStrux, LLC, Revolving Loan - First Lien	32,175	25,740	(6,181)
Visante Acquisition, LLC, Revolving Credit Loan - First Lien	574,273	574,273	7,954
Waste Resource Management Inc., Delayed Draw Term Loan - First Lien	1,154,544	1,145,885	(3,393)
Waste Resource Management Inc., Revolving Credit Loan - First Lien	620,723	616,067	3,794
Zenith American Solutions, Inc. (Harbour Benefit Holding Inc. / HPH-TH Holdings, LLC), Revolving Loan - First Lien	576,000	567,360	-
	$58,259,933	$57,625,075	$(52,369)